Other Income (Details Narrative) $ in Thousands							8 Months Ended	10 Months Ended		12 Months Ended
	Jun. 21, 2023	Apr. 27, 2023	Mar. 29, 2023	Mar. 06, 2023	Feb. 16, 2023 Capacity	Feb. 05, 2023	Aug. 31, 2023	Nov. 09, 2023	Oct. 31, 2023 USD ($) Capacity	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Vessel year built	2023	2023	2023	2016		2023	2019	2023			2024
Vessel capacity in TEU					5,300
Other Operating Income | $										$ 2,386	$ 582	$ 53,682
Protostar N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built									2007
Vessel capacity in TEU									2,741
Minimum charter period									October 2025
Navios Spring [Member]
Property, Plant and Equipment [Line Items]
Vessel year built									2007
Vessel capacity in TEU									3,450
Minimum charter period									April 2025
Protostar N and Navios Spring [Member]
Property, Plant and Equipment [Line Items]
Other Operating Income | $									$ 52,463